Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 3,704,732	$ 567,775	¥ 3,772,323
Allowance for credit losses	(360,299)	(55,218)	(144,574)
Accounts receivable, net	¥ 3,344,433	$ 512,557	¥ 3,627,749